Loans Receivable - Schedule of Current and Non Current Loan Receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Current and Non Current Loan Receivable [Abstract]
Current Maturity	2025 years
Current	$ 990,688	$ 451,529
Non-current Maturity	2026 years
Non-current		503,493
Total	$ 990,688	$ 955,022